CONVERTIBLE BONDS (Tables)	12 Months Ended
Dec. 31, 2025
Detailed Information About Borrowings [Abstract]
Schedule of recognition and movements of convertible bonds
Recognition and movements of the convertible bonds were as follows:

Amounts in $ ‘000	2025	2024
Bond component (classified as liability)	98,056	82,399
Option component (classified as equity)	13,835	12,225
Balance at December 31	111,890	94,624

Bond component:

Amounts in $ ‘000	2025	2024
Balance at January 1	82,399	138,422
Repurchase	—	(134,924)
Carrying value initial recognition	—	81,785
Interest paid (cash flow)	(5,067)	(4,457)
Amortization	8,752	5,725
Accrued interest	933	1,972
Currency translation	11,038	(6,124)
Balance at December 31	98,056	82,399
- Current portion	5,336	4,245
- Non-current portion	92,719	78,154

Option component:

Amounts in $ ‘000	2025	2024
Balance at January 1	12,225	—
Carrying value initial recognition derivative liability	—	23,517
Fair value loss (gain) upon reclassification to equity	—	(7,040)
Income tax recorded in other comprehensive income	—	(4,251)
Currency translation	1,610	—
Balance at December 31	13,835	12,225

Schedule of indirect measurement of fair value of equity component during the period

Parameter	At initial recognition	Immediately prior to reclassification
Share price	0.8924	0.7690
Conversion price per share	1.2271	1.2271
Dividend yield	—%	—%
Expected term in years	5.00	4.85
Risk-free rate	2.90%	3.01%
Volatility	44.34%	43.99%
Barrier price per share	1.5952	1.5952